ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Receivables [Abstract]
Schedule of accounts receivables

Accounts receivable consisted of the following:

	October 1, 2016	January 2, 2016
Trade accounts receivable	$91,196	$72,161
Other receivables	5,377	11,577
Reserves for discounts and allowances	(1,164)	(1,120)

	$95,409	$82,618

Accounts receivable consisted of the following:

	January 2, 2016	January 3, 2015
Trade accounts receivable	$72,161	$97,145
Other receivables	11,577	3,129
Reserves for discounts and allowances	(1,120)	(1,025)

	$82,618	$99,249

Schedule of recall receivables

The table below summarizes the activity in the recall receivables, which is included in other receivables in the table above:

Balance at January 2, 2016	$9,398
Claim additions	1,642
Payments received	(6,604)

Balance at October 1, 2016	$4,436

The following table summarizes the recall receivable activity included in other receivables:

Balance at January 3, 2015	—
Claim additions	11,794
Self-insurance retention	(1,000)
Payments received	(1,396)

Balance at January 2, 2016	9,398